LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2020
LONG TERM INVESTMENTS
LONG-TERM INVESTMENTS

7. LONG-TERM INVESTMENTS

	December 31,
	2019	2020
	RMB	RMB
Available‑for‑sale debt securities
Beijing Chenfeng Network Technology Co., Ltd.	2,500,000	11,800,000
Total available‑for‑sale debt securities	2,500,000	11,800,000

Equity method investments
Beijing Lianxinzhihui Technology Co., Ltd.	3,788,867	3,751,676
Shenzhen City Yunjitong Technology Co., Ltd.	7,383,678	7,383,678
Beijing Jingu Shitong Technology Co., Ltd	—	14,210,508
Shenyang Yunrongxin Technology Co., Ltd	2,000,000	2,000,000
Total equity method investments	13,172,545	27,345,862
Less: impairment of equity method investments	(9,383,678)	(9,383,678)
Total equity method investments, net	3,788,867	17,962,184

Other equity investments
Shanghai Yuhuan Information System Co., Ltd.	25,600,000	25,600,000
Beijing Hujingtiaoyue Technology Co., Ltd.	5,000,000	5,000,000
Hangzhou Paileyun Technology Co., Ltd.	3,188,340	5,800,000
Sichuan Taojinniwo Information Technology Co., Ltd.	6,657,838	6,657,838
Beijing Hanyuhaikuo Software Technology Co., Ltd.	5,000,000	5,000,000
Total other equity investments	45,446,178	48,057,838
Less: impairment of other equity investments	(11,657,838)	(11,657,838)
Total other equity investments, net	33,788,340	36,400,000
Total long‑term investments	40,077,207	66,162,184

Available-for-sale debt securities

On September 2, 2019, Ronglian Yitong entered into a shares purchase agreement to acquire 10% equity interest of Beijing Chenfeng Network Technology Co., Ltd. (“Beijing Chenfeng”), which is principally engaged in provision of customer relationship management solutions, at a cash consideration of RMB2,500,000. The investment was classified as AFS debt security because the investment contains substantive liquidation preference and redemption provision and is redeemable at the option of the investor. As of December 31, 2019 and 2020, the fair value of the entire invested capital of Beijing Chenfeng was estimated using an income approach, and the fair value of the debt security is estimated based upon the probability-weighted present value of expected future investment returns, considering each of the possible future outcomes available to the enterprise, as well as the rights of each equity classes. This method involves a forward-looking analysis of the potential future outcomes available to the enterprise, the estimation of future and present value under each outcome, and the application of a probability factor to each outcome as of the valuation date. The significant inputs for the valuation model include, but not limited to, future cash flows, discount rate, and the selection of comparable companies operating in similar businesses. There was no fair value change based on the fair value of the entire invested capital of Beijing Chenfeng using an income approach and the equity allocation method for the year ended December 31, 2019 or as of December 31, 2019 considering the investment date was September 2, 2019, which is a short period between investment date and December 31, 2019. Unrealized gain of RMB9,300,000, net of nil income taxes were recorded in other comprehensive income for the year ended December 31, 2020.

Equity method investments

In September 2017, Ronglian Yitong acquired 16% equity interest of Beijing Lianxinzhihui Technology Co., Ltd., which is principally engaged in provision of big data solutions in the area of fraud prevention and precision marketing, at a cash consideration of RMB4.5 million. Ronglian Yitong has the right to appoint one out of three directors. The investments are accounted for under the equity method as Ronglian Yitong is able to exercise significant influence through its board representation. The Company recognized its share of loss of this equity investment of RMB546,530, RMB14,592 and RMB37,191 for the years ended December 31, 2018, 2019 and 2020, respectively.

On March 23, 2020, a new third-party investor acquired 7.69% of the equity interest of one subsidiary, Beijing Jingu Shitong Technology Co., Ltd. (“Jingu”), which led to the reduction of the Group’s ownership from 60% to 55.38%. Accordingly, the article of association of Jingu was updated that all the matters should be voted and agreed by shareholders with at least 2/3 voting rights. The article of association can only be modified with the agreement by shareholders with at least 2/3 voting rights. As a result, the Group deconsolidated Jingu as of March 23, 2020 when the Group ceased to have a controlling financial interest in Jingu. The Company determined fair value of the retained non-controlling interest as at March 23, 2020 with the assistance of appraiser using market approach. The fair value of the retained non-controlling is referred to the observable price changes in orderly transactions for the similar investment of Jingu as the new third-party investor acquired equity interest of Jingu.

Upon the deconsolidation of Jingu, the Group recorded a gain from disposal of a subsidiary amounting to RMB14,897,034, of which approximately RMB13,871,309 was the remeasurement of the retained non-controlling investment in Jingu to fair value.

The Group uses the equity method to account for its retained interest in Jingu as it had the ability to exercise significant influence over the entity and reports its share of losses of equity method investments in Jingu on the consolidated statements of comprehensive loss. For the year ended December 31, 2020, the Group’s share of loss of Jingu was approximately RMB2,409,030.

Management evaluated whether there was other than temporary impairment based on the facts, including recent financing activities, projected and historical financial performance. The Company performed an impairment analysis and recognized an other than temporary loss for the investments of Shenzhen City Yunjitong Technology Co., Ltd and Shenyang Yunrongxin Technology Co., Ltd of RMB9.4 million prior to January 1, 2018.

Other equity investments

In August 2019, Ronglian Yitong entered into a shares purchase agreement to acquire 3% equity interest of Hangzhou Paileyun Technology Co., Ltd. (“Hangzhou Paileyun”), which is principally engaged in provision of real-time voice and video cloud communication services, at a cash consideration of RMB3,188,340. According to the shares purchase agreement, Ronglian Yitong does not have the right to appoint any directors. The Group accounts for its investment in Hangzhou Paileyun as other equity investments since its investment is not in-substance common stock due to the liquidation preference feature, and does not have readily determinable fair value. The Group elected to measure other equity investments without a readily determinable fair value at cost adjusted for changes resulting from impairments, if any, and observable price changes in orderly transactions for the identical or similar securities of the same issuer. The Group did not identify any observable price changes requiring an adjustment to the investments in Hangzhou Paileyun during the year ended December 31, 2019.

In August 2020, Hangzhou Paileyun entered into new financing agreements with new investors. After Hangzhou Paileyun’s new financing, Ronglian Yitong’s equity interest remained at 3% as Ronglian Huitong made an additional investment of RMB457,326 in Hangzhou Paileyun pursuant to a capital increase agreement. In December 2020, Hangzhou Paileyun entered into another financing agreement with certain other new investors, which diluted Ronglian Yitong’s equity interest in Hanzhou Paileyun from 3% to 2.88%. The new financing from third parties provided an observable price for Ronglian Yitong’s investment in Hangzhou Paileyun and Ronglian Yitong evaluated the investment’s carrying amount based on the observable price and recognized a gain of RMB2,154,334 from the change in fair value during the year ended December 31, 2020.

The new financing agreement with new investors provided the observable price for other equity investment and the fair value adjustment was determined primarily based on the market approach as of the transaction date, which takes into consideration a number of factors including recent financing pricing which shall be adjusted as similar securities to reflect difference in the rights and obligations between the equity security that was transacted and the equity security held by the Company, and discount rates from traded companies in the industry and requires the Company to make certain assumptions and estimates regarding industry factors. Specifically, some of the significant unobservable inputs included discount of lack of marketability. The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair values.

In September 2017, Ronglian Yitong entered into a share purchase agreement to acquire 6.56% equity interest of Beijing Hujingtiaoyue Technology Co., Ltd. (“Hujingtiaoyue”), which is principally engaged in provision of artificial intelligence marketing solutions, at a cash consideration of RMB4 million. According to the shares purchase agreement, Ronglian Yitong, together with another shareholder, has the right to appoint one director. The Group accounts for its investment in Hujingtiaoyue as other equity investments since its investment is not in-substance common stock due to the liquidation preference feature, and does not have readily determinable fair value. The Group elected to measure other equity investments without a readily determinable fair value at cost adjusted for changes resulting from impairments, if any, and observable price changes in orderly transactions for the identical or similar securities of the same issuer.

In June 2018, Hujingtiaoyue entered into new financing agreements with new investors. After Hujingtiaoyue’s new financing, Ronglian Yitong’s equity interest in Hujingtiaoyue decreased to 5.45% and Ronglian Yitong, together with another shareholder, remains the right to appoint one director. The new financing provided an observable price for Ronglian Yitong’s investment in Hujingtiaoyue and Ronglian Yitong evaluated the investments carrying amount based on the observable price and recognized a gain of RMB100,000 from the change in fair value.

In May 2019, Hujingtiaoyue entered into new financing agreements with new investors. After Hujingtiaoyue’s new financing, Ronglian Yitong’s equity interest in Hujingtiaoyue further decreased to 4.29% and Ronglian Yitong, together with another shareholder, remains the right to appoint one director. The new financing provided an observable price for Ronglian Yitong’s investments in Hujingtiaoyue and Ronglian Yitong evaluated this investment’s carrying amount based on the observable price, and recognized a gain of RMB900,000 from the change in fair value.

The Company did not identify any observable price changes requiring adjustments or other-than-temporary impairment loss to the investments except for Hujingtiaoyue for the year ended December 31, 2019 and Hangzhou Paileyun for the year ended December 31, 2020.

Management evaluated whether there was other than temporary impairment based on the facts, including recent financing activities, which shall be adjusted as similar securities to reflect difference in the rights and obligations between the equity security that was transacted and the equity security held by the Company, and projected and historical financial performance. The Company performed an impairment analysis and recognized an other than temporary loss for the investments of Sichuan Taojinniwo Information Technology Co., Ltd. and Beijing Hanyuhaikuo Software Technology Co., Ltd. of RMB11.7 million prior to January 1, 2018.